INCOME TAXES - Unrecognized deferred tax assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	CAD 64	CAD 51
Capital losses in Canada that can be applied against future capital gains
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	0	1
Tax losses in foreign jurisdictions that expire between 2023 and 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	41	36
Deductible temporary differences in foreign jurisdictions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total unrecognized temporary differences	CAD 23	CAD 14